INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES
INVENTORIES

5. INVENTORIES

        Inventories consist of the following:

	At December 31, 2012	At December 31, 2013
	$	$
Raw materials	40,197,952	52,610,348
Work-in-process	16,739,907	25,181,639
Finished goods	217,517,939	153,365,824

	274,455,798	231,157,811

        In 2011, 2012 and 2013, inventory was written down by $8,456,260, $3,085,529 and $714,558, respectively, to reflect the lower of cost or market measurement.